STATEMENT OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenues:
Expenses:
Professional fees	$ 542,391	$ 471,652
Stock compensation expense	304,739	424,384
Depreciation expense	22,574	6,271
General and administrative	20,404	9,492
Total expenses	890,108	911,799
Loss from operations	$ (890,108)	(911,799)
Interest expense		(58)
Net Loss	$ (890,108)	$ (911,857)
Net loss per common share - basic and fully diluted	$ (0.05)	$ (0.02)
Weighted average number of common shares outstanding - basic and fully diluted	157,859,347	56,797,246